Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred
Provision for income taxes		$ 227,135	$ 159,340
BVI [Member]
Current
Current provision for income taxes
Deferred
Deferred provision for income taxes
Hong Kong [Member]
Current
Current provision for income taxes		227,135	159,340
Deferred
Deferred provision for income taxes
Singapore [Member]
Current
Current provision for income taxes
Deferred
Deferred provision for income taxes